Finance debt - Summary of weighted average interest rates (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 65,799	$ 63,230	$ 58,300
Fixed rate debt
Disclosure of detailed information about borrowings [line items]
Total borrowings	18,250	18,985
Floating rate debt
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 47,549	$ 44,245
Weighted average | Fixed rate debt
Disclosure of detailed information about borrowings [line items]
Weighted average interest rate	4.00%	3.00%
US dollar
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 65,058	$ 62,302
US dollar | Fixed rate debt
Disclosure of detailed information about borrowings [line items]
Total borrowings	17,593	18,090
US dollar | Floating rate debt
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 47,465	$ 44,212
US dollar | Weighted average | Fixed rate debt
Disclosure of detailed information about borrowings [line items]
Weighted average interest rate	4.00%	4.00%
Weighted average time for which rate is fixed Years	4 years	4 years
US dollar | Weighted average | Floating rate debt
Disclosure of detailed information about borrowings [line items]
Weighted average interest rate	4.00%	3.00%
Other currencies
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 741	$ 928
Other currencies | Fixed rate debt
Disclosure of detailed information about borrowings [line items]
Total borrowings	657	895
Other currencies | Floating rate debt
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 84	$ 33
Other currencies | Weighted average | Fixed rate debt
Disclosure of detailed information about borrowings [line items]
Weighted average interest rate	7.00%	6.00%
Weighted average time for which rate is fixed Years	18 years	16 years
Other currencies | Weighted average | Floating rate debt
Disclosure of detailed information about borrowings [line items]
Weighted average interest rate	8.00%	3.00%